SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

NOTE 15: SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)

	For the Year Ended December 31, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$220,988	$233,764	$233,960	$246,039	$934,751
Interest expense	63,128	70,669	74,115	78,516	286,428
Administrative and operating expenses	55,986	61,835	71,393	72,741	261,955
Income tax provision	34,807	32,598	29,762	29,951	127,118
Net income attributable to noncontrolling interest	(328)	(334)	(273)	(292)	(1,227)

Net income attributable to CNH Industrial Capital LLC	$66,739	$68,328	$58,417	$64,539	$258,023

	For the Year Ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$205,665	$212,332	$218,187	$221,937	$858,121
Interest expense	59,475	62,932	64,997	69,918	257,322
Administrative and operating expenses	52,587	42,913	52,335	51,802	199,637
Income tax provision	29,743	37,475	35,527	32,077	134,822
Net income attributable to noncontrolling interest	(418)	(357)	(373)	(312)	(1,460)

Net income attributable to CNH Industrial Capital LLC	$63,442	$68,655	$64,955	$67,828	$264,880